Equity and Stock-Based Compensation	12 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity and Stock-Based Compensation

6. EQUITY AND STOCK-BASED COMPENSATION

Authorized share capital consists of unlimited common shares with no par value.

On September 15, 2014, the Company completed a private placement of 10,281,250 units at a price of USD $0.16 per unit raising gross proceeds of $1,645,000 (net proceeds of $1,561,000). Each unit consisted of one common share and one common share purchase warrant. Each warrant entitled the holder to acquire one common share at an exercise price of USD $0.25 until September 15, 2017. Management determined the warrants to have a fair value of $0.12 per warrant and accordingly, $1,231,934 of the proceeds from the issuance was allocated to additional paid in capital, and the balance of the proceeds was allocated to common shares.

A relative fair value calculation was used to determine the carrying value of the warrants. The fair value of the warrants issued was estimated using a Black-Scholes pricing model with the following assumptions:

Risk free interest rate	0.94% to 0.99%
Expected life in years	3 year
Expected volatility	146.6%

Common stock issuable

Prior to March 31, 2015, the company received funds for common shares in the amount of $1,561,000 (net of fees) as part of a future private placement occurring subsequent to year end. The shares were issued on May 12, 2015 and further disclosed in Note 10.

Stock Purchase Warrants

The Company had stock purchase warrants outstanding as of March 31, 2015, 2014 and 2013 for the purchase of common shares, as follows:

			March 31, 2015	March 31, 2014
Year of Issue	Exercise Price	Expiration	Underlying Shares	Underlying Shares
2011	$0.50	4/24/2015	2,449,997	2,449,997
2011	$0.30	2/24/2016	3,745,000	3,745,000
2013	$0.20	6/8/2015	18,367,263	18,367,263
2013	$0.20	6/8/2015	22,200,000	22,200,000
2013	$0.20	9/21/2015	22,196,795	22,196,765
2013	$0.20	1/14/2016	13,056,997	13,056,997
2014	$0.30	12/18/2016	8,336,400	8,336,400
2014	$0.30	3/7/2017	4,644,400	4,644,400
2015	$0.25	9/15/2017	10,281,250	—

			105,278,102	94,996,822

Warrant Modifications

During the years ended March 31, 2015 and 2014 the Company extended the expiration date of certain outstanding stock warrants issued as part of private placements. Such modifications require an allocation between common stock and additional paid in capital and does not impact the net loss and total deficit of the Company.

Stock Options

The Company may grant stock options to directors, senior officers and service providers by resolution of the Board of Directors. The exercise price will reflect the market price of the Company’s stock on the date of the grant. The maximum number of stock options outstanding under the stock option plan is limited 10% of issued shares.

The Company measures the cost of stock option awards based on the grant-date fair value of the award. The cost is recognized over the period during which an employee is required to provide service in exchange for the award or the requisite service period. The Company recognizes stock-based compensation expense over the vesting periods of the awards, adjusted for estimated forfeitures. The stock-based compensation cost that was incurred by the Company was $0, $94,801 and $859,613 for the years ended March 31, 2015, 2014 and 2013, respectively. Stock-based compensation was included in the consolidate statement of operations as follows:

	2015	2014	2013
Cost of services	$—	$10,427	$11,497
Sales and marketing expenses	—	32,231	35,536
General and administrative expenses	—	52,142	812,580

Total	$—	$94,801	$859,613

A summary of Plan activity in 2015, 2014 and 2013 follows:

	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Outstanding, April 1, 2012	3,000,000	$0.20	3.0	$75,000
Granted to officers and directors	4,825,000	$0.19	3.0	$168,875
Granted to employees	1,000,000	$0.24	3.0	$—
Cancelled	(300,000)	$0.20

Outstanding, March 31, 2013	8,525,000	$0.20	3.0	$243,875

Cancelled	(270.000)	$0.20

Outstanding, March 31, 2014 and 2015	8,255,000
Exercisable, March 31, 2015	8,255,000	$0.20	1.0	$—

The quoted market price for the Company’s common stock at March 31, 2015 was less than the weighted average exercise price of the outstanding stock options, resulting in no intrinsic value at that date. The fair value of each option grant in 2013 was estimated on the date of grant using a Black-Scholes option pricing model using the following assumptions:

Risk free interest rate	1.20%
Expected life in years	2 year
Expected volatility	158.0%